EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

The following is a reconciliation of the basic and diluted earnings per share computation for the six months ended June 30, 2013 and 2012:

	For the six months ended
	June 30,
	2013	2012

Net income available to the company’s common shareholders	$1,534,416	$1,816,401
Weighted average shares outstanding - Basic	4,620,000	4,566,160
Options	22,383	147,917
Weighted shares outstanding - Diluted	4,642,383	4,714,077

Earnings per share - Basic	$0.33	$0.40
Earnings per share - Diluted	$0.33	$0.39